Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common stock	Additional paid in capital	Retained earnings / (deficit)
Beginning balance (in shares) at Dec. 31, 2022		1,000,000
Beginning balance at Dec. 31, 2022	$ 0	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income / (loss)	$ (2)			(2)
Ending balance (in shares) at Dec. 31, 2023	100	1,000,000
Ending balance at Dec. 31, 2023	$ 3	$ 0	5	(2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income / (loss)	(1)			(1)
Ending balance (in shares) at Mar. 31, 2024		1,000,000
Ending balance at Mar. 31, 2024	$ 2	$ 0	5	(3)
Beginning balance (in shares) at Dec. 31, 2023	100	1,000,000
Beginning balance at Dec. 31, 2023	$ 3	$ 0	5	(2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income / (loss)	$ (2)			(2)
Ending balance (in shares) at Dec. 31, 2024	100	1,000,000
Ending balance at Dec. 31, 2024	$ 1	$ 0	5	(4)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income / (loss)	$ 0
Ending balance (in shares) at Mar. 31, 2025	100	1,000,000
Ending balance at Mar. 31, 2025	$ 1	$ 0	$ 5	$ (4)